DEBT (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Liability Interest Expense	Interest expense related to the liability for the year ended December 31, 2020 were as follows:

Year Ended 12/31/2020
Amortization of debt issuance costs	$1,687
Interest expense	3,848

Total interest expense recognized	$5,535

Effective interest rate	2.11%
Interest expense related to the Notes is reflected on the accompanying consolidated statements of income as follows:

	2020 Notes			2017 Notes
	Year Ended December 31,			Year Ended December 31,
	2022	2021	2020	2022	2021	2020
Amortization of debt issuance costs	$1,693	$1,485	$492	$303	$608	$820
Non-cash amortization of debt discount	—	6,471	2,165	2,587	5,986	7,483
Interest expense	—	—	—	1,127	1,891	3,594
Loss in respect of convertible loan extinguishment	—	—	—	1,206	13,969	—
Total interest expense recognized	$1,693	$7,956	$2,657	$5,223	$22,454	$11,897
Effective interest rate	0.37%	1.87%	1.87%	4.65%	4.68%	4.68%

Schedule of Outstanding Exchangeable Note	The following table summarizes some key facts and terms regarding the outstanding Notes:

	Due 2025	Due 2024
Issuance date	August 27, 2020	January 18, 2017
Maturity date	September 15, 2025	January 15, 2024
Effective conversion date	June 15, 2025	September 15, 2023
Principal amount	$460,000	$90,055
Cash coupon rate (per annum)	—%	1.25%
Conversion rate effective (per $1000 principal amount)	$3.34	$12.05
Effective conversion price (per ADS)	$299.19	$82.96

Schedule of Carrying Values
The carrying values of the liability and equity components of the Notes are reflected in the Company's accompanying consolidated balance sheets as follows:

	2020 Notes		2017 Notes
	December 31,		December 31,
	2022	2021	2022	2021
Principal	$460,000	$460,000	$90,055	$110,187
Conversion option (Level 2)	—		122,323	$292,940
Less:
Debt issuance costs, net of amortization	(4,618)	(5,975)	(335)	(780)
Unamortized discount	—	(24,758)	(2,751)	(6,401)

Net liability carrying amount	$455,382	$429,267	$209,292	$395,946
Equity component - net carrying value	$—	$32,746	$—	$—